Discontinued Operations (Schedule of Discontinued Operations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) from discontinued operations, net of tax	$ (199,000)		$ (2,531,000)
Pioneer Wind Energy Systems Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	230,000
Gain (loss) from operations of discontinued business	(199,000)	[1]	(2,531,000)	[1]
Income tax expense
Gain (loss) from discontinued operations, net of tax	(199,000)		(2,531,000)
Non-cash asset impairment charges			$ 1,600,000

[1]	Loss from operations before tax in 2011 includes non-cash asset impairment charges of $1.6 million.